Taxes (Details) - Schedule of statutory EIT rate and the effective tax - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of statutory EIT rate and the effective tax [Abstract]
Income before income taxes	$ 10,072,523	$ 7,546,583	$ 13,737,507
Provision for income taxes at statutory tax rate in the PRC	3,660,090	1,886,646	3,434,377
Effect of income for which no income tax is chargeable
Effect of expense for which no income tax is deductible	12,534	11,929	130,769
Reversal of deficit
Effective tax	$ 3,672,624	$ 1,898,575	$ 3,565,146